Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other income tax disclosures
Effect of unrecognized tax benefit on income tax expense	$ 41	$ 37	$ 38
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	2	3
Net accrued interest and penalties	23	$ 21
Maximum
Other income tax disclosures
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense			$ (1)
State
Other income tax disclosures
State NOL carryforwards	2,056
Deferred income tax asset for State NOL carryforwards	96
Federal
Other income tax disclosures
Federal NOL carryforward	52
Deferred tax asset for Federal NOL carryforward	$ 11